Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Provisions
Carrying amount at beginning of period	€ 14,106
New or increased provisions	801
Initial recognition and changes in estimates	955
Accretion discount	190
Reversal of utilized provisions	(1,628)
Reversal of unutilized provisions	(403)
Currency translation differences	(522)
Other changes	(61)
Carrying amount at end of period	13,438
Provisions for site restoration, abandonment and social projects
Provisions
Carrying amount at beginning of period	8,936
Initial recognition and changes in estimates	955
Accretion discount	190
Reversal of utilized provisions	(252)
Reversal of unutilized provisions	(3)
Currency translation differences	(469)
Other changes	5
Carrying amount at end of period	9,362
Environmental provisions
Provisions
Carrying amount at beginning of period	2,602
New or increased provisions	168
Accretion discount	(2)
Reversal of utilized provisions	(296)
Reversal of unutilized provisions	(183)
Other changes	(26)
Carrying amount at end of period	2,263
Provisions for litigations
Provisions
Carrying amount at beginning of period	850
New or increased provisions	172
Accretion discount	1
Reversal of utilized provisions	(526)
Reversal of unutilized provisions	(96)
Currency translation differences	(31)
Other changes	15
Carrying amount at end of period	385
Provisions for taxes other than income taxes
Provisions
Carrying amount at beginning of period	199
New or increased provisions	61
Reversal of utilized provisions	(30)
Reversal of unutilized provisions	(53)
Currency translation differences	(8)
Other changes	1
Carrying amount at end of period	170
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Carrying amount at beginning of period	333
New or increased provisions	160
Reversal of utilized provisions	(237)
Other changes	2
Carrying amount at end of period	258
Provisions for losses on investments
Provisions
Carrying amount at beginning of period	188
New or increased provisions	44
Reversal of unutilized provisions	(6)
Currency translation differences	(4)
Other changes	(24)
Carrying amount at end of period	198
Provisions for OIL insurance cover
Provisions
Carrying amount at beginning of period	113
Reversal of unutilized provisions	(9)
Currency translation differences	(1)
Other changes	(8)
Carrying amount at end of period	95
Provisions for redundancy incentives
Provisions
Carrying amount at beginning of period	70
New or increased provisions	1
Reversal of utilized provisions	(7)
Reversal of unutilized provisions	(11)
Carrying amount at end of period	53
Provisions for disposal and restructuring
Provisions
Carrying amount at beginning of period	46
New or increased provisions	2
Reversal of utilized provisions	(14)
Reversal of unutilized provisions	(4)
Other changes	(1)
Carrying amount at end of period	29
Miscellaneous other provisions
Provisions
Carrying amount at beginning of period	769
New or increased provisions	193
Accretion discount	1
Reversal of utilized provisions	(266)
Reversal of unutilized provisions	(38)
Currency translation differences	(9)
Other changes	(25)
Carrying amount at end of period	€ 625